Interest and Finance Costs (Schedule of Interest and Finance Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest expense, debt	$ 38,385	$ 39,617	$ 21,983
Finance liabilities interest expense	6,353	6,786	2,735
Amortization of debt and finance liabilities issuance costs	2,372	2,620	2,286
Loan and other expenses	358	308	415
Interest expense and finance costs	$ 47,468	$ 49,331	$ 27,419